Consolidated Balance Sheets - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Current Assets:
Cash and cash equivalents	$ 401,478,000	$ 4,143,000
Restricted cash	3,571,000	115,000
Oil and gas revenue receivable	79,179,000	61,881,000
Joint interest billing and other receivables	10,781,000	11,356,000
Income tax receivable	2,099,000	5,150,000
Inventory	4,906,000	4,269,000
Deposits and retainers	13,359,000	0
Other current assets	6,020,000	4,300,000
Total current assets	521,393,000	91,214,000
Oil and gas properties, net, using the full cost method of accounting:
Proven	1,010,466,000	851,145,000
Property, plant and equipment	7,695,000	8,844,000
Deferred income taxes	0	1,000
Other	1,374,000	835,000
Total assets	1,540,928,000	952,039,000
Current liabilities:
Accounts payable	28,171,000	93,415,000
Accrued liabilities	53,348,000	72,428,000
Production taxes payable	44,329,000	52,273,000
Current portion of long-term debt	0	3,370,553,000
Interest payable	0	42,657,000
Capital cost accrual	12,360,000	20,571,000
Total current liabilities	138,208,000	3,651,897,000
Deferred gain on sale of liquids gathering system	115,742,000	126,295,000
Other long-term obligations	177,088,000	165,784,000
Total liabilities not subject to compromise	431,038,000	3,943,976,000
Liabilities subject to compromise	4,038,041,000	0
Commitments and contingencies (Note 11)
Shareholders’ equity:
Common stock — no par value; authorized — unlimited; issued and outstanding shares — 153,418,041 and 153,255,989, at December 31, 2016 and 2015, respectively	510,063,000	502,050,000
Treasury stock	(49,000)	(176,000)
Retained loss	(3,438,165,000)	(3,493,811,000)
Total shareholders’ deficit	(2,928,151,000)	(2,991,937,000)
Total liabilities and shareholders’ equity	$ 1,540,928,000	$ 952,039,000